Voya High Yield Bond Fund Average Annual Total Returns - Class A C I R R6 and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.22%	2.30%	3.83%
Performance Inception Date		Dec. 15, 1998
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.54%	(0.06%)	1.49%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.45%	0.72%	1.88%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class A | ICE BofA U.S. High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.20%	4.04%	5.08%
Class A | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.19%	4.20%	5.16%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.99%	2.07%	3.48%
Performance Inception Date		Dec. 15, 1998
Class C | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class C | ICE BofA U.S. High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.20%	4.04%	5.08%
Class C | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.19%	4.20%	5.16%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.16%	3.19%	4.47%
Performance Inception Date		Jul. 31, 2008
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class I | ICE BofA U.S. High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.20%	4.04%	5.08%
Class I | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.19%	4.20%	5.16%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			6.67%	2.58%	3.86%
Performance Inception Date		Jan. 30, 2014
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class R | ICE BofA U.S. High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.20%	4.04%	5.08%
Class R | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.19%	4.20%	5.16%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.23%	3.23%	4.44%
Performance Inception Date		Aug. 03, 2016
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class R6 | ICE BofA U.S. High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.20%	4.04%	5.08%
Class R6 | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.19%	4.20%	5.16%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			7.21%	3.10%	4.38%
Performance Inception Date		Jul. 29, 2011
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class W | ICE BofA U.S. High Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.20%	4.04%	5.08%
Class W | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.19%	4.20%	5.16%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.